Shareholder Report	12 Months Ended
	Aug. 31, 2026 USD ($) Holding	Aug. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Scottsdale Funds
Entity Central Index Key	0001021882
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000085513
Shareholder Report [Line Items]
Fund Name	Explorer Value™ Fund
Class Name	Investor Shares
Trading Symbol	VEVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Explorer Value™ Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund lagged its benchmark in five of 11 industry sectors. An underweight allocation to information technology, stock selection in health care, and an overweight to consumer discretionary detracted the most from relative performance. Selection in communication services and real estate, as well as an underweight to consumer staples, contributed the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Russell 2500 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,634	$10,701	$10,233
2017	$11,031	$11,273	$11,028
2017	$11,051	$10,930	$11,265
2017	$11,164	$11,112	$11,605
2017	$12,198	$12,098	$12,514
2018	$12,014	$11,695	$12,818
2018	$12,862	$12,444	$12,965
2018	$13,632	$13,048	$13,956
2018	$11,997	$11,968	$13,202
2019	$12,274	$12,204	$13,458
2019	$11,725	$11,524	$13,279
2019	$12,255	$11,748	$14,127
2019	$13,101	$12,768	$15,231
2020	$11,739	$11,452	$14,369
2020	$10,235	$10,178	$14,780
2020	$11,260	$11,165	$17,123
2020	$12,942	$12,898	$18,115
2021	$15,835	$15,354	$19,470
2021	$17,565	$17,150	$21,279
2021	$17,329	$17,027	$22,828
2021	$17,075	$16,756	$22,913
2022	$17,489	$17,004	$21,794
2022	$16,666	$16,496	$20,429
2022	$15,588	$15,607	$19,693
2022	$16,498	$16,289	$20,334
2023	$16,722	$16,375	$19,999
2023	$15,042	$14,890	$20,821
2023	$16,747	$16,503	$22,598
2023	$16,212	$16,082	$22,901
2024	$18,231	$17,963	$25,719
2024	$18,979	$18,407	$26,584
2024	$20,237	$19,496	$28,511
2024	$22,056	$21,246	$30,815
2025	$20,067	$19,638	$30,221
2025	$18,933	$19,063	$30,045
2025	$21,614	$21,334	$33,038
2025	$21,442	$22,116	$34,985
2026	$23,967	$24,457	$35,334
2026	$24,770	$26,490	$39,010
2026	$26,570	$27,900	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	22.93%	8.92%	10.27%
Russell 2500 Value Index	30.78%	10.38%	10.81%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,420,000,000
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 3,088,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,420
Number of Portfolio Holdings	177
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$3,088

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Communication Services	4.0%
Consumer Discretionary	15.0%
Consumer Staples	1.5%
Energy	4.1%
Financials	24.4%
Health Care	9.7%
Industrials	12.9%
Information Technology	7.2%
Materials	4.3%
Other	1.2%
Real Estate	7.1%
Utilities	3.1%
Other Assets and Liabilities—Net	5.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092010
Shareholder Report [Line Items]
Fund Name	Russell 1000 Index Fund
Class Name	ETF Shares
Trading Symbol	VONE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return. Consumer discretionary was the only sector that posted a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,197	$10,200	$10,233
2017	$11,004	$11,011	$11,028
2017	$11,266	$11,276	$11,265
2017	$11,602	$11,616	$11,605
2017	$12,487	$12,505	$12,514
2018	$12,826	$12,849	$12,818
2018	$12,896	$12,922	$12,965
2018	$13,886	$13,918	$13,956
2018	$13,212	$13,246	$13,202
2019	$13,454	$13,491	$13,458
2019	$13,333	$13,370	$13,279
2019	$14,225	$14,265	$14,127
2019	$15,335	$15,379	$15,231
2020	$14,500	$14,546	$14,369
2020	$14,993	$15,046	$14,780
2020	$17,410	$17,474	$17,123
2020	$18,294	$18,364	$18,115
2021	$19,456	$19,533	$19,470
2021	$21,375	$21,465	$21,279
2021	$23,005	$23,110	$22,828
2021	$23,156	$23,262	$22,913
2022	$22,109	$22,213	$21,794
2022	$20,780	$20,884	$20,429
2022	$20,011	$20,114	$19,693
2022	$20,672	$20,783	$20,334
2023	$20,279	$20,390	$19,999
2023	$21,275	$21,395	$20,821
2023	$23,081	$23,212	$22,598
2023	$23,473	$23,603	$22,901
2024	$26,318	$26,469	$25,719
2024	$27,226	$27,387	$26,584
2024	$29,207	$29,386	$28,511
2024	$31,524	$31,723	$30,815
2025	$31,062	$31,264	$30,221
2025	$30,943	$31,148	$30,045
2025	$33,926	$34,157	$33,038
2025	$35,940	$36,192	$34,985
2026	$36,237	$36,496	$35,334
2026	$39,843	$40,133	$39,010
2026	$40,613	$40,910	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.71%	12.04%	15.04%
ETF Shares Market Price	19.69%	12.04%	15.05%
Russell 1000 Index	19.77%	12.10%	15.13%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 11,925,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$11,925
Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$104

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	1.7%
Consumer Discretionary	12.3%
Consumer Staples	3.5%
Energy	3.6%
Financials	10.1%
Health Care	9.0%
Industrials	11.5%
Real Estate	2.0%
Technology	41.7%
Telecommunications	2.2%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092009
Shareholder Report [Line Items]
Fund Name	Russell 1000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return. Consumer discretionary was the only sector that posted a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,098,672	$5,099,807	$5,116,612
2017	$5,502,771	$5,505,249	$5,513,817
2017	$5,634,183	$5,638,015	$5,632,496
2017	$5,803,117	$5,807,924	$5,802,313
2017	$6,246,121	$6,252,690	$6,256,892
2018	$6,416,603	$6,424,594	$6,408,855
2018	$6,451,599	$6,460,929	$6,482,327
2018	$6,947,504	$6,958,926	$6,977,843
2018	$6,611,108	$6,623,141	$6,600,859
2019	$6,733,125	$6,745,322	$6,728,954
2019	$6,672,268	$6,684,916	$6,639,384
2019	$7,117,895	$7,132,260	$7,063,661
2019	$7,673,333	$7,689,687	$7,615,631
2020	$7,256,376	$7,273,070	$7,184,422
2020	$7,505,966	$7,523,049	$7,390,068
2020	$8,716,085	$8,737,102	$8,561,505
2020	$9,158,843	$9,182,137	$9,057,250
2021	$9,741,130	$9,766,566	$9,735,081
2021	$10,702,553	$10,732,508	$10,639,299
2021	$11,519,385	$11,554,998	$11,414,050
2021	$11,595,130	$11,631,025	$11,456,415
2022	$11,070,498	$11,106,447	$10,896,787
2022	$10,405,863	$10,441,898	$10,214,460
2022	$10,020,787	$10,056,923	$9,846,677
2022	$10,352,788	$10,391,631	$10,167,204
2023	$10,155,431	$10,195,058	$9,999,579
2023	$10,654,627	$10,697,478	$10,410,644
2023	$11,558,654	$11,606,037	$11,298,765
2023	$11,754,727	$11,801,313	$11,450,657
2024	$13,180,169	$13,234,673	$12,859,424
2024	$13,635,030	$13,693,545	$13,292,095
2024	$14,627,805	$14,692,840	$14,255,636
2024	$15,788,493	$15,861,527	$15,407,713
2025	$15,557,340	$15,631,851	$15,110,339
2025	$15,498,185	$15,574,081	$15,022,328
2025	$16,992,653	$17,078,428	$16,518,955
2025	$18,002,334	$18,095,846	$17,492,634
2026	$18,151,098	$18,247,826	$17,666,856
2026	$19,957,851	$20,066,627	$19,505,184
2026	$20,344,282	$20,455,183	$19,846,901

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	19.72%	12.05%	15.07%
Russell 1000 Index	19.77%	12.10%	15.13%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 11,925,000,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$11,925
Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$104

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	1.7%
Consumer Discretionary	12.3%
Consumer Staples	3.5%
Energy	3.6%
Financials	10.1%
Health Care	9.0%
Industrials	11.5%
Real Estate	2.0%
Technology	41.7%
Telecommunications	2.2%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092012
Shareholder Report [Line Items]
Fund Name	Russell 1000 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VONV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund’s benchmark outperformed its growth counterpart.

  Each of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,382	$10,386	$10,233
2017	$11,100	$11,107	$11,028
2017	$10,953	$10,962	$11,265
2017	$11,145	$11,158	$11,605
2017	$11,910	$11,926	$12,514
2018	$11,948	$11,968	$12,818
2018	$11,845	$11,866	$12,965
2018	$12,523	$12,549	$13,956
2018	$12,250	$12,279	$13,202
2019	$12,318	$12,346	$13,458
2019	$12,011	$12,038	$13,279
2019	$12,599	$12,626	$14,127
2019	$13,638	$13,670	$15,231
2020	$12,382	$12,413	$14,369
2020	$11,806	$11,841	$14,780
2020	$12,693	$12,733	$17,123
2020	$13,858	$13,905	$18,115
2021	$15,116	$15,171	$19,470
2021	$17,030	$17,096	$21,279
2021	$17,303	$17,373	$22,828
2021	$16,927	$16,999	$22,913
2022	$17,366	$17,445	$21,794
2022	$17,170	$17,255	$20,429
2022	$16,209	$16,291	$19,693
2022	$17,316	$17,411	$20,334
2023	$16,864	$16,955	$19,999
2023	$16,379	$16,471	$20,821
2023	$17,595	$17,692	$22,598
2023	$17,549	$17,647	$22,901
2024	$19,219	$19,331	$25,719
2024	$19,928	$20,047	$26,584
2024	$21,301	$21,433	$28,511
2024	$22,720	$22,864	$30,815
2025	$22,232	$22,377	$30,221
2025	$21,688	$21,833	$30,045
2025	$23,276	$23,432	$33,038
2025	$24,352	$24,522	$34,985
2026	$26,299	$26,484	$35,334
2026	$27,863	$28,066	$39,010
2026	$30,173	$30,397	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	29.63%	11.76%	11.68%
ETF Shares Market Price	29.67%	11.77%	11.68%
Russell 1000 Value Index	29.72%	11.84%	11.76%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 23,891,000,000
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 183,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$23,891
Number of Portfolio Holdings	881
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$183

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	2.7%
Consumer Discretionary	14.4%
Consumer Staples	5.6%
Energy	6.3%
Financials	17.9%
Health Care	12.5%
Industrials	12.2%
Real Estate	3.5%
Technology	18.0%
Telecommunications	2.9%
Utilities	3.8%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092011
Shareholder Report [Line Items]
Fund Name	Russell 1000 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VRVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund’s benchmark outperformed its growth counterpart.

  Each of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,191,636	$5,192,923	$5,116,612
2017	$5,550,790	$5,553,254	$5,513,817
2017	$5,477,604	$5,480,992	$5,632,496
2017	$5,574,708	$5,578,877	$5,802,313
2017	$5,957,723	$5,962,987	$6,256,892
2018	$5,977,403	$5,983,870	$6,408,855
2018	$5,925,376	$5,933,026	$6,482,327
2018	$6,265,499	$6,274,515	$6,977,843
2018	$6,128,718	$6,139,391	$6,600,859
2019	$6,164,152	$6,172,954	$6,728,954
2019	$6,009,859	$6,018,959	$6,639,384
2019	$6,303,627	$6,313,234	$7,063,661
2019	$6,823,619	$6,834,840	$7,615,631
2020	$6,195,537	$6,206,270	$7,184,422
2020	$5,910,170	$5,920,294	$7,390,068
2020	$6,354,967	$6,366,286	$8,561,505
2020	$6,939,119	$6,952,636	$9,057,250
2021	$7,569,505	$7,585,363	$9,735,081
2021	$8,527,787	$8,547,909	$10,639,299
2021	$8,664,830	$8,686,473	$11,414,050
2021	$8,477,665	$8,499,380	$11,456,415
2022	$8,696,957	$8,722,691	$10,896,787
2022	$8,600,376	$8,627,561	$10,214,460
2022	$8,118,749	$8,145,724	$9,846,677
2022	$8,675,140	$8,705,416	$10,167,204
2023	$8,446,892	$8,477,583	$9,999,579
2023	$8,204,935	$8,235,324	$10,410,644
2023	$8,812,728	$8,845,774	$11,298,765
2023	$8,789,259	$8,823,385	$11,450,657
2024	$9,627,454	$9,665,655	$12,859,424
2024	$9,982,381	$10,023,349	$13,292,095
2024	$10,670,932	$10,716,618	$14,255,636
2024	$11,381,905	$11,431,994	$15,407,713
2025	$11,137,613	$11,188,318	$15,110,339
2025	$10,865,585	$10,916,385	$15,022,328
2025	$11,660,931	$11,716,231	$16,518,955
2025	$12,201,182	$12,261,016	$17,492,634
2026	$13,175,687	$13,242,220	$17,666,856
2026	$13,960,516	$14,032,901	$19,505,184
2026	$15,118,561	$15,198,683	$19,846,901

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	29.65%	11.78%	11.70%
Russell 1000 Value Index	29.72%	11.84%	11.76%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 23,891,000,000
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 183,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$23,891
Number of Portfolio Holdings	881
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$183

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	2.7%
Consumer Discretionary	14.4%
Consumer Staples	5.6%
Energy	6.3%
Financials	17.9%
Health Care	12.5%
Industrials	12.2%
Real Estate	3.5%
Technology	18.0%
Telecommunications	2.9%
Utilities	3.8%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092014
Shareholder Report [Line Items]
Fund Name	Russell 1000 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VONG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund’s benchmark underperformed its value counterpart.

  Seven of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return. Consumer discretionary, financials, and utilities detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,011	$10,014	$10,233
2017	$10,909	$10,915	$11,028
2017	$11,577	$11,587	$11,265
2017	$12,066	$12,082	$11,605
2017	$13,080	$13,099	$12,514
2018	$13,741	$13,765	$12,818
2018	$13,995	$14,024	$12,965
2018	$15,335	$15,371	$13,956
2018	$14,188	$14,224	$13,202
2019	$14,636	$14,677	$13,458
2019	$14,736	$14,780	$13,279
2019	$15,979	$16,028	$14,127
2019	$17,157	$17,213	$15,231
2020	$16,835	$16,894	$14,369
2020	$18,588	$18,660	$14,780
2020	$23,039	$23,135	$17,123
2020	$23,378	$23,478	$18,115
2021	$24,262	$24,371	$19,470
2021	$25,987	$26,110	$21,279
2021	$29,583	$29,734	$22,828
2021	$30,529	$30,686	$22,913
2022	$27,288	$27,429	$21,794
2022	$24,346	$24,478	$20,429
2022	$23,931	$24,068	$19,693
2022	$23,907	$24,046	$20,334
2023	$23,632	$23,770	$19,999
2023	$26,653	$26,814	$20,821
2023	$29,164	$29,347	$22,598
2023	$30,157	$30,338	$22,901
2024	$34,473	$34,688	$25,719
2024	$35,595	$35,825	$26,584
2024	$38,119	$38,373	$28,511
2024	$41,594	$41,880	$30,815
2025	$41,246	$41,538	$30,221
2025	$41,832	$42,137	$30,045
2025	$46,689	$47,036	$33,038
2025	$50,023	$50,404	$34,985
2026	$47,311	$47,678	$35,334
2026	$53,790	$54,212	$39,010
2026	$51,713	$52,124	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	10.76%	11.82%	17.86%
ETF Shares Market Price	10.76%	11.82%	17.86%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 54,282,000,000
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 473,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$54,282
Number of Portfolio Holdings	372
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$473

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	0.5%
Consumer Discretionary	10.1%
Consumer Staples	1.1%
Energy	0.6%
Financials	1.3%
Health Care	5.0%
Industrials	10.6%
Real Estate	0.4%
Technology	68.5%
Telecommunications	1.5%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092013
Shareholder Report [Line Items]
Fund Name	Russell 1000 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VRGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund’s benchmark underperformed its value counterpart.

  Seven of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return. Consumer discretionary, financials, and utilities detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,006,262	$5,007,071	$5,116,612
2017	$5,455,698	$5,457,515	$5,513,817
2017	$5,790,154	$5,793,731	$5,632,496
2017	$6,035,864	$6,040,797	$5,802,313
2017	$6,543,770	$6,549,554	$6,256,892
2018	$6,874,793	$6,882,704	$6,408,855
2018	$7,002,045	$7,011,775	$6,482,327
2018	$7,673,892	$7,685,543	$6,977,843
2018	$7,100,544	$7,112,110	$6,600,859
2019	$7,325,272	$7,338,442	$6,728,954
2019	$7,375,705	$7,389,973	$6,639,384
2019	$7,996,929	$8,013,973	$7,063,661
2019	$8,587,048	$8,606,515	$7,615,631
2020	$8,425,707	$8,447,088	$7,184,422
2020	$9,305,246	$9,330,022	$7,390,068
2020	$11,534,513	$11,567,411	$8,561,505
2020	$11,703,934	$11,739,147	$9,057,250
2021	$12,146,978	$12,185,372	$9,735,081
2021	$13,011,928	$13,054,940	$10,639,299
2021	$14,812,249	$14,867,041	$11,414,050
2021	$15,286,946	$15,343,236	$11,456,415
2022	$13,662,987	$13,714,613	$10,896,787
2022	$12,190,935	$12,238,815	$10,214,460
2022	$11,984,449	$12,033,943	$9,846,677
2022	$11,972,624	$12,023,018	$10,167,204
2023	$11,833,438	$11,885,099	$9,999,579
2023	$13,346,426	$13,407,235	$10,410,644
2023	$14,604,788	$14,673,724	$11,298,765
2023	$15,102,813	$15,169,224	$11,450,657
2024	$17,264,759	$17,343,783	$12,859,424
2024	$17,826,944	$17,912,258	$13,292,095
2024	$19,091,262	$19,186,327	$14,255,636
2024	$20,832,330	$20,940,049	$15,407,713
2025	$20,658,583	$20,768,784	$15,110,339
2025	$20,953,299	$21,068,713	$15,022,328
2025	$23,385,458	$23,518,109	$16,518,955
2025	$25,056,742	$25,201,980	$17,492,634
2026	$23,699,046	$23,838,859	$17,666,856
2026	$26,944,828	$27,106,221	$19,505,184
2026	$25,905,632	$26,062,072	$19,846,901

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	10.78%	11.83%	17.88%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 54,282,000,000
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 473,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$54,282
Number of Portfolio Holdings	372
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$473

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	0.5%
Consumer Discretionary	10.1%
Consumer Staples	1.1%
Energy	0.6%
Financials	1.3%
Health Care	5.0%
Industrials	10.6%
Real Estate	0.4%
Technology	68.5%
Telecommunications	1.5%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092016
Shareholder Report [Line Items]
Fund Name	Russell 2000 Index Fund
Class Name	ETF Shares
Trading Symbol	VTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Health care, technology, and industrials contributed the most to the benchmark's return. Consumer staples was the only sector that posted a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,705	$10,705	$10,233
2017	$11,262	$11,261	$11,028
2017	$11,172	$11,168	$11,265
2017	$11,494	$11,491	$11,605
2017	$12,673	$12,668	$12,514
2018	$12,450	$12,445	$12,818
2018	$13,495	$13,487	$12,965
2018	$14,425	$14,416	$13,956
2018	$12,749	$12,740	$13,202
2019	$13,149	$13,139	$13,458
2019	$12,280	$12,267	$13,279
2019	$12,573	$12,557	$14,127
2019	$13,718	$13,698	$15,231
2020	$12,514	$12,492	$14,369
2020	$11,866	$11,845	$14,780
2020	$13,342	$13,313	$17,123
2020	$15,600	$15,560	$18,115
2021	$18,915	$18,863	$19,470
2021	$19,544	$19,493	$21,279
2021	$19,633	$19,581	$22,828
2021	$19,037	$18,987	$22,913
2022	$17,772	$17,729	$21,794
2022	$16,235	$16,195	$20,429
2022	$16,123	$16,079	$19,693
2022	$16,562	$16,516	$20,334
2023	$16,718	$16,663	$19,999
2023	$15,491	$15,437	$20,821
2023	$16,889	$16,827	$22,598
2023	$16,153	$16,092	$22,901
2024	$18,406	$18,337	$25,719
2024	$18,614	$18,543	$26,584
2024	$20,013	$19,935	$28,511
2024	$22,042	$21,955	$30,815
2025	$19,641	$19,564	$30,221
2025	$18,839	$18,763	$30,045
2025	$21,656	$21,563	$33,038
2025	$22,959	$22,854	$34,985
2026	$24,242	$24,130	$35,334
2026	$26,973	$26,846	$39,010
2026	$27,403	$27,269	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	26.54%	6.90%	10.61%
ETF Shares Market Price	26.50%	6.90%	10.61%
Russell 2000 Index	26.46%	6.85%	10.55%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 17,993,000,000
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 159,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$17,993
Number of Portfolio Holdings	2,001
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$159

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	4.0%
Consumer Discretionary	11.3%
Consumer Staples	1.6%
Energy	6.6%
Financials	18.4%
Health Care	20.7%
Industrials	15.6%
Real Estate	6.0%
Technology	10.9%
Telecommunications	1.6%
Utilities	3.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092015
Shareholder Report [Line Items]
Fund Name	Russell 2000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Health care, technology, and industrials contributed the most to the benchmark's return. Consumer staples was the only sector that posted a negative return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,353,651	$5,352,314	$5,116,612
2017	$5,632,937	$5,630,594	$5,513,817
2017	$5,588,609	$5,583,835	$5,632,496
2017	$5,751,449	$5,745,737	$5,802,313
2017	$6,342,538	$6,333,782	$6,256,892
2018	$6,231,995	$6,222,426	$6,408,855
2018	$6,755,964	$6,743,297	$6,482,327
2018	$7,222,786	$7,207,878	$6,977,843
2018	$6,384,382	$6,370,116	$6,600,859
2019	$6,585,347	$6,569,596	$6,728,954
2019	$6,150,043	$6,133,367	$6,639,384
2019	$6,296,369	$6,278,568	$7,063,661
2019	$6,869,290	$6,848,775	$7,615,631
2020	$6,267,265	$6,246,125	$7,184,422
2020	$5,943,243	$5,922,454	$7,390,068
2020	$6,683,398	$6,656,561	$8,561,505
2020	$7,814,450	$7,779,788	$9,057,250
2021	$9,476,414	$9,431,438	$9,735,081
2021	$9,791,233	$9,746,257	$10,639,299
2021	$9,837,078	$9,790,547	$11,414,050
2021	$9,538,453	$9,493,291	$11,456,415
2022	$8,904,829	$8,864,621	$10,896,787
2022	$8,134,736	$8,097,664	$10,214,460
2022	$8,078,674	$8,039,627	$9,846,677
2022	$8,300,366	$8,257,880	$10,167,204
2023	$8,377,510	$8,331,407	$9,999,579
2023	$7,762,934	$7,718,743	$10,410,644
2023	$8,463,537	$8,413,610	$11,298,765
2023	$8,095,027	$8,046,066	$11,450,657
2024	$9,225,145	$9,168,660	$12,859,424
2024	$9,329,721	$9,271,373	$13,292,095
2024	$10,031,650	$9,967,700	$14,255,636
2024	$11,049,113	$10,977,525	$15,407,713
2025	$9,846,028	$9,782,182	$15,110,339
2025	$9,443,772	$9,381,280	$15,022,328
2025	$10,856,546	$10,781,704	$16,518,955
2025	$11,509,171	$11,427,017	$17,492,634
2026	$12,152,062	$12,064,941	$17,666,856
2026	$13,521,942	$13,423,049	$19,505,184
2026	$13,737,600	$13,634,494	$19,846,901

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	26.54%	6.91%	10.64%
Russell 2000 Index	26.46%	6.85%	10.55%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 17,993,000,000
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 159,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$17,993
Number of Portfolio Holdings	2,001
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$159

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	4.0%
Consumer Discretionary	11.3%
Consumer Staples	1.6%
Energy	6.6%
Financials	18.4%
Health Care	20.7%
Industrials	15.6%
Real Estate	6.0%
Technology	10.9%
Telecommunications	1.6%
Utilities	3.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092017
Shareholder Report [Line Items]
Fund Name	Russell 2000 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VTWV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund's benchmark outperformed its growth counterpart.

  Each of the benchmark's 11 industry sectors posted positive returns. Health care, technology, and financials contributed most to the benchmark's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$11,041	$11,041	$10,233
2017	$11,578	$11,580	$11,028
2017	$11,167	$11,169	$11,265
2017	$11,342	$11,347	$11,605
2017	$12,508	$12,518	$12,514
2018	$11,916	$11,924	$12,818
2018	$12,984	$12,995	$12,965
2018	$13,606	$13,621	$13,956
2018	$12,271	$12,289	$13,202
2019	$12,432	$12,451	$13,458
2019	$11,505	$11,524	$13,279
2019	$11,575	$11,593	$14,127
2019	$12,755	$12,776	$15,231
2020	$11,275	$11,294	$14,369
2020	$9,819	$9,831	$14,780
2020	$10,874	$10,881	$17,123
2020	$12,810	$12,820	$18,115
2021	$15,917	$15,932	$19,470
2021	$17,612	$17,636	$21,279
2021	$17,327	$17,354	$22,828
2021	$17,021	$17,052	$22,913
2022	$16,950	$16,989	$21,794
2022	$16,240	$16,284	$20,429
2022	$15,546	$15,587	$19,693
2022	$16,195	$16,242	$20,334
2023	$16,202	$16,242	$19,999
2023	$14,377	$14,412	$20,821
2023	$15,887	$15,926	$22,598
2023	$15,436	$15,474	$22,901
2024	$17,106	$17,152	$25,719
2024	$17,496	$17,547	$26,584
2024	$18,932	$18,991	$28,511
2024	$20,442	$20,510	$30,815
2025	$18,389	$18,453	$30,221
2025	$17,292	$17,348	$30,045
2025	$20,032	$20,097	$33,038
2025	$21,062	$21,130	$34,985
2026	$22,980	$23,056	$35,334
2026	$24,960	$25,043	$39,010
2026	$26,031	$26,117	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	29.95%	8.48%	10.04%
ETF Shares Market Price	30.13%	8.51%	10.04%
Russell 2000 Value Index	29.95%	8.52%	10.08%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,446,000,000
Holdings Count | Holding	1,429
Advisory Fees Paid, Amount	$ 11,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,446
Number of Portfolio Holdings	1,429
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$11

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	3.7%
Consumer Discretionary	11.6%
Consumer Staples	2.0%
Energy	7.3%
Financials	28.4%
Health Care	11.4%
Industrials	13.2%
Real Estate	9.7%
Technology	5.5%
Telecommunications	1.7%
Utilities	5.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092018
Shareholder Report [Line Items]
Fund Name	Russell 2000 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund's benchmark outperformed its growth counterpart.

  Each of the benchmark's 11 industry sectors posted positive returns. Health care, technology, and financials contributed most to the benchmark's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,521,984	$5,520,661	$5,116,612
2017	$5,792,185	$5,790,180	$5,513,817
2017	$5,588,158	$5,584,280	$5,632,496
2017	$5,677,525	$5,673,251	$5,802,313
2017	$6,263,824	$6,258,931	$6,256,892
2018	$5,968,270	$5,961,820	$6,408,855
2018	$6,504,949	$6,497,378	$6,482,327
2018	$6,818,586	$6,810,589	$6,977,843
2018	$6,150,723	$6,144,452	$6,600,859
2019	$6,233,729	$6,225,493	$6,728,954
2019	$5,769,479	$5,762,135	$6,639,384
2019	$5,804,032	$5,796,392	$7,063,661
2019	$6,396,121	$6,387,758	$7,615,631
2020	$5,655,267	$5,647,000	$7,184,422
2020	$4,926,709	$4,915,619	$7,390,068
2020	$5,457,712	$5,440,370	$8,561,505
2020	$6,430,064	$6,410,031	$9,057,250
2021	$7,991,755	$7,965,866	$9,735,081
2021	$8,844,256	$8,817,813	$10,639,299
2021	$8,702,805	$8,676,941	$11,414,050
2021	$8,550,338	$8,525,801	$11,456,415
2022	$8,515,313	$8,494,391	$10,896,787
2022	$8,160,910	$8,141,806	$10,214,460
2022	$7,812,450	$7,793,402	$9,846,677
2022	$8,141,650	$8,121,148	$10,167,204
2023	$8,145,035	$8,120,795	$9,999,579
2023	$7,228,753	$7,205,891	$10,410,644
2023	$7,988,722	$7,962,869	$11,298,765
2023	$7,762,592	$7,736,799	$11,450,657
2024	$8,605,201	$8,576,232	$12,859,424
2024	$8,802,850	$8,773,673	$13,292,095
2024	$9,527,130	$9,495,413	$14,255,636
2024	$10,289,471	$10,254,979	$15,407,713
2025	$9,257,408	$9,226,289	$15,110,339
2025	$8,705,035	$8,674,045	$15,022,328
2025	$10,085,622	$10,048,665	$16,518,955
2025	$10,605,282	$10,565,092	$17,492,634
2026	$11,571,380	$11,528,232	$17,666,856
2026	$12,568,640	$12,521,549	$19,505,184
2026	$13,108,108	$13,058,567	$19,846,901

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	29.97%	8.54%	10.12%
Russell 2000 Value Index	29.95%	8.52%	10.08%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,446,000,000
Holdings Count | Holding	1,429
Advisory Fees Paid, Amount	$ 11,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,446
Number of Portfolio Holdings	1,429
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$11

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	3.7%
Consumer Discretionary	11.6%
Consumer Staples	2.0%
Energy	7.3%
Financials	28.4%
Health Care	11.4%
Industrials	13.2%
Real Estate	9.7%
Technology	5.5%
Telecommunications	1.7%
Utilities	5.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092020
Shareholder Report [Line Items]
Fund Name	Russell 2000 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VTWG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund's benchmark underperformed its value counterpart.

  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Health care, industrials, and technology contributed most to the benchmark's return. Utilities and consumer staples, the two sectors that posted negative returns, detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,368	$10,365	$10,233
2017	$10,940	$10,939	$11,028
2017	$11,173	$11,169	$11,265
2017	$11,639	$11,639	$11,605
2017	$12,820	$12,820	$12,514
2018	$12,953	$12,956	$12,818
2018	$13,967	$13,970	$12,965
2018	$15,211	$15,213	$13,956
2018	$13,180	$13,180	$13,202
2019	$13,821	$13,823	$13,458
2019	$13,011	$13,009	$13,279
2019	$13,543	$13,537	$14,127
2019	$14,631	$14,621	$15,231
2020	$13,734	$13,723	$14,369
2020	$13,973	$13,962	$14,780
2020	$15,889	$15,876	$17,123
2020	$18,436	$18,414	$18,115
2021	$21,830	$21,803	$19,470
2021	$20,993	$20,961	$21,279
2021	$21,557	$21,529	$22,828
2021	$20,638	$20,615	$22,913
2022	$18,027	$18,009	$21,794
2022	$15,585	$15,572	$20,429
2022	$16,107	$16,091	$19,693
2022	$16,312	$16,295	$20,334
2023	$16,607	$16,584	$19,999
2023	$16,015	$15,990	$20,821
2023	$17,213	$17,181	$22,598
2023	$16,188	$16,159	$22,901
2024	$18,972	$18,936	$25,719
2024	$18,966	$18,929	$26,584
2024	$20,258	$20,218	$28,511
2024	$22,740	$22,693	$30,815
2025	$20,080	$20,039	$30,221
2025	$19,623	$19,582	$30,045
2025	$22,387	$22,336	$33,038
2025	$23,913	$23,853	$34,985
2026	$24,487	$24,424	$35,334
2026	$27,857	$27,781	$39,010
2026	$27,615	$27,528	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.35%	5.08%	10.69%
ETF Shares Market Price	23.35%	5.08%	10.70%
Russell 2000 Growth Index	23.25%	5.04%	10.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,732,000,000
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 15,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,732
Number of Portfolio Holdings	1,140
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$15

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	4.4%
Consumer Discretionary	11.1%
Consumer Staples	1.2%
Energy	5.8%
Financials	8.8%
Health Care	29.8%
Industrials	17.9%
Real Estate	2.3%
Technology	15.9%
Telecommunications	1.6%
Utilities	0.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092019
Shareholder Report [Line Items]
Fund Name	Russell 2000 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund's benchmark underperformed its value counterpart.

  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Health care, industrials, and technology contributed most to the benchmark's return. Utilities and consumer staples, the two sectors that posted negative returns, detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,185,697	$5,182,378	$5,116,612
2017	$5,473,239	$5,469,260	$5,513,817
2017	$5,591,338	$5,584,705	$5,632,496
2017	$5,826,316	$5,819,287	$5,802,313
2017	$6,420,172	$6,410,116	$6,256,892
2018	$6,488,220	$6,477,827	$6,408,855
2018	$6,998,442	$6,985,231	$6,482,327
2018	$7,623,670	$7,606,736	$6,977,843
2018	$6,607,997	$6,590,216	$6,600,859
2019	$6,930,951	$6,911,554	$6,728,954
2019	$6,525,479	$6,504,401	$6,639,384
2019	$6,792,227	$6,768,595	$7,063,661
2019	$7,339,232	$7,310,424	$7,615,631
2020	$6,890,349	$6,861,658	$7,184,422
2020	$7,012,699	$6,980,796	$7,390,068
2020	$7,975,737	$7,938,037	$8,561,505
2020	$9,255,796	$9,207,139	$9,057,250
2021	$10,961,884	$10,901,579	$9,735,081
2021	$10,543,267	$10,480,644	$10,639,299
2021	$10,828,776	$10,764,705	$11,414,050
2021	$10,368,740	$10,307,449	$11,456,415
2022	$9,057,632	$9,004,627	$10,896,787
2022	$7,832,237	$7,786,082	$10,214,460
2022	$8,095,573	$8,045,533	$9,846,677
2022	$8,200,879	$8,147,279	$10,167,204
2023	$8,349,990	$8,291,902	$9,999,579
2023	$8,053,582	$7,994,785	$10,410,644
2023	$8,657,370	$8,590,690	$11,298,765
2023	$8,142,987	$8,079,376	$11,450,657
2024	$9,545,319	$9,468,022	$12,859,424
2024	$9,544,285	$9,464,455	$13,292,095
2024	$10,196,450	$10,108,976	$14,255,636
2024	$11,447,335	$11,346,743	$15,407,713
2025	$10,109,666	$10,019,693	$15,110,339
2025	$9,880,634	$9,791,246	$15,022,328
2025	$11,273,316	$11,168,094	$16,518,955
2025	$12,042,249	$11,926,271	$17,492,634
2026	$12,332,387	$12,212,076	$17,666,856
2026	$14,030,126	$13,890,735	$19,505,184
2026	$13,908,239	$13,764,190	$19,846,901

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	23.37%	5.13%	10.77%
Russell 2000 Growth Index	23.25%	5.04%	10.66%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,732,000,000
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 15,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$1,732
Number of Portfolio Holdings	1,140
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$15

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	4.4%
Consumer Discretionary	11.1%
Consumer Staples	1.2%
Energy	5.8%
Financials	8.8%
Health Care	29.8%
Industrials	17.9%
Real Estate	2.3%
Technology	15.9%
Telecommunications	1.6%
Utilities	0.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092022
Shareholder Report [Line Items]
Fund Name	Russell 3000 Index Fund
Class Name	ETF Shares
Trading Symbol	VTHR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,234	$10,238	$10,233
2017	$11,023	$11,029	$11,028
2017	$11,257	$11,268	$11,265
2017	$11,592	$11,606	$11,605
2017	$12,495	$12,518	$12,514
2018	$12,791	$12,819	$12,818
2018	$12,935	$12,965	$12,965
2018	$13,919	$13,956	$13,956
2018	$13,169	$13,209	$13,202
2019	$13,423	$13,466	$13,458
2019	$13,245	$13,289	$13,279
2019	$14,093	$14,139	$14,127
2019	$15,202	$15,256	$15,231
2020	$14,342	$14,395	$14,369
2020	$14,751	$14,812	$14,780
2020	$17,096	$17,171	$17,123
2020	$18,076	$18,158	$18,115
2021	$19,387	$19,481	$19,470
2021	$21,206	$21,316	$21,279
2021	$22,721	$22,845	$22,828
2021	$22,810	$22,941	$22,913
2022	$21,745	$21,876	$21,794
2022	$20,403	$20,531	$20,429
2022	$19,686	$19,810	$19,693
2022	$20,329	$20,462	$20,334
2023	$19,976	$20,110	$19,999
2023	$20,804	$20,949	$20,821
2023	$22,576	$22,734	$22,598
2023	$22,885	$23,042	$22,901
2024	$25,678	$25,862	$25,719
2024	$26,531	$26,727	$26,584
2024	$28,460	$28,677	$28,511
2024	$30,746	$30,989	$30,815
2025	$30,151	$30,396	$30,221
2025	$29,983	$30,233	$30,045
2025	$32,940	$33,220	$33,038
2025	$34,897	$35,199	$34,985
2026	$35,257	$35,568	$35,334
2026	$38,788	$39,135	$39,010
2026	$39,545	$39,898	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	20.05%	11.72%	14.74%
ETF Shares Market Price	20.07%	11.71%	14.73%
Russell 3000 Index	20.10%	11.80%	14.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 6,406,000,000
Holdings Count | Holding	2,989
Advisory Fees Paid, Amount	$ 54,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,406
Number of Portfolio Holdings	2,989
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$54

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	1.7%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.7%
Financials	10.5%
Health Care	9.5%
Industrials	11.7%
Real Estate	2.2%
Technology	40.4%
Telecommunications	2.2%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092021
Shareholder Report [Line Items]
Fund Name	Russell 3000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Ten of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,118,239	$5,118,776	$5,116,612
2017	$5,513,397	$5,514,627	$5,513,817
2017	$5,631,513	$5,633,946	$5,632,496
2017	$5,799,864	$5,803,136	$5,802,313
2017	$6,253,458	$6,258,836	$6,256,892
2018	$6,402,562	$6,409,311	$6,408,855
2018	$6,475,180	$6,482,500	$6,482,327
2018	$6,968,747	$6,978,173	$6,977,843
2018	$6,594,655	$6,604,738	$6,600,859
2019	$6,722,804	$6,732,934	$6,728,954
2019	$6,633,863	$6,644,317	$6,639,384
2019	$7,057,172	$7,069,582	$7,063,661
2019	$7,613,044	$7,627,846	$7,615,631
2020	$7,182,964	$7,197,672	$7,184,422
2020	$7,389,953	$7,405,990	$7,390,068
2020	$8,566,202	$8,585,406	$8,561,505
2020	$9,057,564	$9,078,940	$9,057,250
2021	$9,715,315	$9,740,415	$9,735,081
2021	$10,627,909	$10,658,081	$10,639,299
2021	$11,387,775	$11,422,283	$11,414,050
2021	$11,433,030	$11,470,267	$11,456,415
2022	$10,899,633	$10,937,873	$10,896,787
2022	$10,227,741	$10,265,446	$10,214,460
2022	$9,868,217	$9,905,181	$9,846,677
2022	$10,192,027	$10,231,181	$10,167,204
2023	$10,014,533	$10,054,866	$9,999,579
2023	$10,430,644	$10,474,313	$10,410,644
2023	$11,318,692	$11,366,922	$11,298,765
2023	$11,473,306	$11,521,195	$11,450,657
2024	$12,874,820	$12,930,766	$12,859,424
2024	$13,303,261	$13,363,447	$13,292,095
2024	$14,271,279	$14,338,734	$14,255,636
2024	$15,418,427	$15,494,321	$15,407,713
2025	$15,120,176	$15,197,967	$15,110,339
2025	$15,036,069	$15,116,507	$15,022,328
2025	$16,519,081	$16,609,978	$16,518,955
2025	$17,500,300	$17,599,685	$17,492,634
2026	$17,681,302	$17,784,115	$17,666,856
2026	$19,453,265	$19,567,603	$19,505,184
2026	$19,832,852	$19,949,239	$19,846,901

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	20.06%	11.74%	14.77%
Russell 3000 Index	20.10%	11.80%	14.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 6,406,000,000
Holdings Count | Holding	2,989
Advisory Fees Paid, Amount	$ 54,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,406
Number of Portfolio Holdings	2,989
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$54

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	1.7%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.7%
Financials	10.5%
Health Care	9.5%
Industrials	11.7%
Real Estate	2.2%
Technology	40.4%
Telecommunications	2.2%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature